UNAUDITED QUARTERLY RESULTS (Tables)	12 Months Ended
Jan. 02, 2016
UNAUDITED QUARTERLY RESULTS
Schedule of unaudited quarterly financial information

	March		June			September		December
In thousands, except per share data	2015	2014	2015		2014	2015	2014	2015		2014
Net sales	$255,316	$223,614	$281,118		$265,998	$277,328	$250,417	$428,958		$398,574
Gross profit	154,727	136,823	171,478		155,910	169,814	157,314	258,088		230,224
(Loss) income from continuing operations	(53,559) (b)	(38,408) (c)	9,249	(d)	(13,983) (e)	4,510 (f)	2,623 (g)	61,508	(h)	126,494	(i)
(Loss) income from discontinued operations, net of income taxes	(1,662)	84,578	(708)		9,579	(2,207)	(11,753)	(44)		30

Net (loss) income	$(55,221)	$46,170	$8,541		$(4,404)	$2,303	$(9,130)	$61,464		$126,524

Basic earnings per share:
(Loss) income from continuing operations	$(0.42)	$(0.31)	$0.07		$(0.11)	$0.04	$0.02	$0.48		$0.99
(Loss) income from discontinued operations	(0.01)	0.68	—		0.08	(0.02)	(0.09)	—		—

Net (loss) income	$(0.43)	$0.37	$0.07		$(0.03)	$0.02	$(0.07)	$0.48		$0.99

Diluted earnings per share:(a)
(Loss) income from continuing operations	$(0.42)	$(0.31)	$0.07		$(0.11)	$0.04	$0.02	$0.48		$0.99
(Loss) income from discontinued operations	(0.01)	0.68	—		0.08	(0.02)	(0.09)	—		—

Net (loss) income	$(0.43)	$0.37	$0.07		$(0.03)	$0.02	$(0.07)	$0.48		$0.99

Basic weighted average shares outstanding	127,489	124,403	127,663		126,664	127,682	126,971	127,703		127,160
Diluted weighted average shares outstanding(a)	127,489	124,403	128,431		126,664	128,118	127,610	128,267		127,741

(a)

Because the Company incurred a loss from continuing operations in the first quarter of 2015 and first two quarters of 2014, outstanding stock options and nonvested shares are antidilutive for such periods. Accordingly, basic and diluted weighted average shares outstanding are equal for such periods.

(b)	Included a pretax charge of $26.0 million to terminate contracts with the Company's former joint venture partner in China and pretax expenses related to streamlining initiatives of $18.9 million.
(c)	Included pretax expenses related to streamlining initiatives of $28.9 million.
(d)	Included pretax expenses related to streamlining initiatives of $7.1 million.
(e)	Included pretax expenses related to streamlining initiatives of $4.9 million.
(f)	Included pretax expenses related to streamlining initiatives of $7.0 million.
(g)	Included a pretax credit related to streamlining initiatives of $1.1 million
(h)	Included pretax expenses related to streamlining initiatives of $2.4 million.
(i)	Included pretax expenses related to streamlining initiatives of $7.1 million.